FUTURE ACCOUNTING DEVELOPMENTS (Details) £ in Millions	Dec. 31, 2023 group	Dec. 31, 2022 GBP (£)	Jan. 01, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		£ (47,521)		£ (53,152)	£ (49,413)	£ (47,806)
IFRS 17 | Forecast
Disclosure of expected impact of initial application of new standards or interpretations [line items]
CSM Groups | group	25
Cumulative Effect, Period of Adoption, Adjustment | IFRS 17
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		1,300	£ 1,900
Cumulative Effect, Period of Adoption, Adjustment | IFRS 17 | Drawdown Features Contract Modifcations, Derecognized Amount
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contractual service margin		400
Cumulative Effect, Period of Adoption, Adjustment | IFRS 17 | Drawdown Features Contract Modifcations, New Contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contractual service margin		1,700
Cumulative Effect, Period of Adoption, Adjustment | IFRS 17 | Drawdown Features Contract Modifcations
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contractual service margin		£ 1,300
Cumulative Effect, Period of Adoption, Adjustment | IFRS 17 | Insurance contracts issued | Insurance contracts excluding contract modifcations
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contractual service margin			1,900
Cumulative Effect, Period of Adoption, Adjustment | IFRS 17 | Insurance contracts issued | Insurance Contracts Risk Adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contractual service margin			1,500
Cumulative Effect, Period of Adoption, Adjustment | IFRS 17 | Insurance contracts issued | Insurance Contracts Excluding Contract Modifcations and Risk Adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contractual service margin			£ 300